CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 264	$ 202
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(27)	11
Changes in retirement plans’ funded status	(7)	10
Foreign currency translation	86	(289)
Share of other comprehensive income (loss) of entities using the equity method	(3)	15
Other comprehensive income (loss), net of tax	49	(253)
Comprehensive income (loss)	313	(51)
Less: Comprehensive income attributable to noncontrolling interests	9	7
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 304	$ (58)